NOTE PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Note 4 - NOTE PAYABLE

	March 31, 2019	December 31, 2018
Pubrelco Inc., a non-related party executed the purchase of $60,000 note from our CEO, Dr. Ruggero Santilli on November 26, 2018. The demand note carries a 2.15% annual percentage rate and has no maturity date.	$60,000	$60,000
Total notes payable	$60,000	$60,000
Accrued interest	442	124
Current portion of note payable and accrued interest	$60,442	$60,124

POWER UP LENDING GROUP

On October 31, 2017The Company executed a convertible promissory note with Power Up Lending Group, Ltd. The note carries a principal balance of $33,000 together with an interest rate of eight (8%) per annum and a maturity date of August 15, 2018. All payments due hereunder (to the extent not converted into common stock, $0.001 par value per share in accordance with the terms of the note agreement shall be made in lawful money of the United States of America. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.

On November 30, 2017The Company executed a convertible promissory note with Power Up Lending Group, Ltd. The note carries a principal balance of $33,000 together with an interest rate of eight (8%) per annum and a maturity date of September 10, 2018. All payments due hereunder (to the extent not converted into common stock, $0.001 par value per share in accordance with the terms of the note agreement shall be made in lawful money of the United States of America. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.

On January 9, 2018; The Company executed a convertible promissory note with Power Up Lending Group, Ltd. The note carries a principal balance of $28,000 together with an interest rate of eight (8%) per annum and a maturity date of October 15, 2018. All payments due hereunder (to the extent not converted into common stock, $0.001 par value per share in accordance with the terms of the note agreement shall be made in lawful money of the United States of America. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.

On February 21, 2018; The Company executed a convertible promissory note with Power Up Lending Group, Ltd. The note carries a principal balance of $35,000 together with an interest rate of eight (8%) per annum and a maturity date of November 30, 2018. All payments due hereunder (to the extent not converted into common stock, $0.001 par value per share in accordance with the terms of the note agreement shall be made in lawful money of the United States of America. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.

On April 5, 2018; The Company executed a convertible promissory note with Power Up Lending Group, Ltd. The note carries a principal balance of $33,000 together with an interest rate of eight (8%) per annum and a maturity date of January 30, 2019. All payments due hereunder (to the extent not converted into common stock, $0.001 par value per share in accordance with the terms of the note agreement shall be made in lawful money of the United States of America. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid.

The holder shall have the right from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of this note, to convert all or any part of the outstanding and unpaid principal amount into Common Stock. The conversion shall equal sixty-one percent (61%) of the average of the lowest two (2) trading prices for the Common Stock during the twelve (12) day trading period ending on the latest complete trading day prior to the conversion date, representing a discount rate of forty-five percent (39%).

The Company accounts for this embedded conversion feature as a derivative under ASC 815-10-15-83 and valued separately from the note at fair value. The embedded conversion feature of the note is revalued at each subsequent reporting date at fair value and any changes in fair value will result in a gain or loss in those periods. At December 31, 2018, the derivative liability associated with Power up lending was $0

Convertible Notes payable consisted of the following:

	December 31, 2018		December 31, 2017
Convertible notes payable:	$	---	$66,000
Debt discount		---	(49,134)
Convertible notes payable net of debt discount	$	---	$16,866

Accrued interest		---	665

Current portion of convertible note payable and interest	$	---	$17,531